Registration Statement No. 333-40193
811-08477

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 4

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Post Effective Amendment No. 4

THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
(Exact name of Registrant)

THE TRAVELERS INSURANCE COMPANY
(Name of Depositor)

ONE TOWER SQUARE,
HARTFORD, CONNECTICUT 06183
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including area code:  (860) 277-0111

ERNEST J. WRIGHT
The Travelers Insurance Company
One Tower Square
Hartford, Connecticut 06183
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]	on ___________ pursuant to paragraph (b) of Rule 485.

[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[X]	on May 1, 2002 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Travelers Marquis Portfolios Prospectus:

The Travelers Separate Account TM For Variable Annuities
The Travelers Separate Account TM II For Variable Annuities

This prospectus describes Travelers Marquis Portfolios, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that do not qualify for such treatment (“nonqualified Contracts”). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to Contracts and certificates as “Contracts.”

Your premium (“purchase payments”) accumulate on a variable basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

AIM Variable Insurance Funds, Inc.	Salomon Brothers Variable Series Funds, Inc.
AIM V.I. Value Fund	Capital Fund
Alliance Variable Products Series Fund, Inc.	Investors Fund
Growth & Income Portfolio — Class B	Smith Barney Investment Series
Premier Growth Portfolio — Class B	Smith Barney Large Cap Core Portfolio
Credit Suisse Warburg Pincus Trust	Travelers Series Fund Inc.
Emerging Markets Portfolio	AIM Capital Appreciation Portfolio
Delaware Group Premium Fund	Alliance Growth Portfolio
REIT Series — Standard Class	Smith Barney Aggressive Growth Portfolio
Small Cap Value Series — Standard Class	Smith Barney High Income Portfolio
Dreyfus Variable Investment Fund	Smith Barney Large Capitalization Growth Portfolio
Appreciation Portfolio — Initial Shares	Smith Barney Mid Cap Core Portfolio
Small Cap Portfolio — Initial Shares	Smith Barney Money Market Portfolio
Franklin Templeton Variable Insurance Products Trust	Travelers Managed Income Portfolio
Franklin Small Cap Fund — Class 2	The Travelers Series Trust
Mutual Shares Securities Fund - Class 2	Federated High Yield Portfolio
Templeton Developing Markets Securities Fund — Class 2	Large Cap Portfolio
Templeton International Securities Fund — Class 2	Lazard International Stock Portfolio
Greenwich Street Series Fund	MFS Emerging Growth Portfolio
Appreciation Portfolio	MFS Mid Cap Growth Portfolio
Fundamental Value Portfolio	MFS Research Portfolio
Janus Aspen Series	MFS Value Portfolio
Aggressive Growth Portfolio — Service Shares	U.S. Government Securities Portfolio
Growth and Income Portfolio — Service Shares	Van Kampen Life Investment Trust
International Growth Portfolio — Service Shares	Emerging Growth Portfolio — Class II Shares
PIMCO Variable Insurance Trust	Variable Annuity Portfolios
Total Return Bond Portfolio — Administrative Class	Smith Barney Small Cap Growth Opportunities Portfolio
Putnam Variable Trust	Variable Insurance Products Fund III (Fidelity)
Putnam VT International Growth Fund — Class IB Shares	Mid Cap Portfolio — Service Class 2
Putnam VT Small Cap Value Fund — Class IB Shares
Putnam VT Voyager II Fund — Class IB Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states. The current prospectuses for the underlying funds that support the variable funding options must accompany this prospectus. Read and retain them for future reference.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2002. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC’s website (http://www.sec.gov). See Appendix C for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus May 1, 2002

TABLE OF CONTENTS

Index of Special Terms	2	Annuity Options	31
Summary	3	Miscellaneous Contract Provisions	32
Fee Table	5	Right to Return	32
Condensed Financial Information	16	Termination	32
The Annuity Contract	16	Required Reports	32
Contract Owner Inquiries	16	Suspension of Payments	32
Purchase Payments	16	The Separate Accounts	33
Accumulation Units	16	Performance Information	33
The Variable Funding Options	17	Federal Tax Considerations	34
Charges and Deductions	20	General Taxation of Annuities	34
General	20	Types of Contracts: Qualified or Nonqualified	34
Transfer Charge	21	Nonqualified Annuity Contracts	34
Administrative Charges	21	Qualified Annuity Contracts	35
Mortality and Expense Risk Charge	22	Penalty Tax for Premature
Variable Funding Option Expenses	22	Distributions	35
Premium Tax	22	Diversification Requirements for
Changes in Taxes Based Upon		Variable Annuities	35
Premium or Value	22	Ownership of the Investments	35
Transfers	22	Mandatory Distributions for Qualified Plans	36
Asset Allocation Program	23	Taxation of Death Benefit Proceeds	36
Access to Your Money	23	Other Information	36
Systematic Withdrawals	23	The Insurance Companies	36
Ownership Provisions	24	Financial Statements	36
Types of Ownership	24	Distribution of Variable Annuity Contracts	36
Contract Owner	24	Conformity with State and Federal Laws	37
Beneficiary	24	Voting Rights	37
Annuitant	24	Legal Proceedings and Opinions	37
Death Benefit	25	The Travelers Insurance Company	37
Death Proceeds Before the Maturity Date	25	The Travelers Life and Annuity Company	37
Payment of Proceeds	26	Appendix A: Condensed Financial Information
Death Proceeds After the Maturity Date	29	for The Travelers Insurance Company:
The Annuity Period	30	Separate Account TM	A-1
Maturity Date	30	Appendix B: Condensed Financial Information
Allocation of Annuity	30	for The Travelers Life and Annuity Company:
Variable Annuity	30	Separate Account TM II	B-1
Fixed Annuity	31	Appendix C: Contents of the Statement
Payment Options	31	of Additional Information	C-1
Election of Options	31

INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit	Contract Year
Accumulation Period	Death Report Date
Annuitant	Funding Option(s)
Annuity Payments	Joint Owner
Annuity Unit	Maturity Date
Cash Surrender Value	Modified Purchase Payment
Contingent Annuitant	Net Investment Rate
Contract Date	Purchase Payment
Contract Owner	Underlying Fund
Contract Value	Written Request

Summary:
Travelers Marquis Portfolios

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”) depending on where you purchased your contract. Each company sponsors its own segregated asset account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account TM for Variable Annuities (“Separate Account TM”); The Travelers Life and Annuity Company sponsors the Travelers Separate Account TM II for Variable Annuities (“Separate Account TM II”). When we refer to the Separate Account, we are referring to either Separate Account TM or Separate Account TM II, depending upon your issuing Company.

The cover page of your Contract shows the name of your issuing Company. Generally, your issuing company is The Travelers Life and Annuity Company unless you purchased your contract in one of the following locations. The Travelers Insurance Company issues Contracts in the locations listed below:

Bahamas	New York
British Virgin Islands	North Carolina
Guam	U.S. Virgin Islands
New Hampshire	Wyoming

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options. You can lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Is there a right to return period? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

Can you give a general description of the variable funding options and how they operate? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund (“underlying fund”) that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer among the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.55% for the Standard Death Benefit and 1.70% for the Enhanced Death Benefit. For Contracts with a value of less than $50,000, we also deduct an annual contract administrative charge of $40. Each underlying fund also charges for management costs and other expenses.

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If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.25% annually will be deducted from amounts in the variable funding options. This provision is not available when either the annuitiant or owner is age 76 or older on the Rider Effective Date.

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How will my purchase payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

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What is the death benefit under the Contract? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the contract owner, joint owner, or annuitant. Assuming you are the annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or (3) the election of spousal and/or beneficiary contract continuance.. Please refer to the Death Benefit section in the prospectus for more details.

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Where may I find out more about accumulation unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Systematic Withdrawal Option. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.
    Asset Allocation Program. If you choose, you can elect to have your contributions allocated among a set of funding options according to an optional asset allocation model. The model is based on your personal investment risk tolerance and other factors. The Asset Allocation Program was designed in conjunction with Ibbotson Associates, a recognized provider of asset allocation services.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.
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    Enhanced Stepped-Up Provision ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.
    Spousal Contract Continuance (Subject to Availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint contract owner and/or beneficiary only.
    Beneficiary Contract Continance (Not permitted for non-natural beneficiaries). If you die before the maturity date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.
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FEE TABLE

The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. “Other Expenses” include operating costs of each underlying fund. Each fund reflects these expenses in its net asset value; the expenses are not deducted from your contract value.

Annual Separate Account Charges

(as a percentage of the average daily net assets of the Separate Account)

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Standard Death Benefit With E.S.P.		Enhanced Death Benefit With E.S.P.
Mortality and Expense Risk Charge	1.55%	Mortality and Expense Risk Charge	1.70%
Administrative Expense Charge	0.15%	Administrative Expense Charge	0.15%
E.S.P. Charge	0.25%	E.S.P. Charge	0.25%
Total Separate Account Charges	1.95%	Total Separate Account Charges	2.10%

Standard Death Benefit Without E.S.P.		Enhanced Death Benefit Without E.S.P.
Mortality and Expense Risk Charge	1.55%	Mortality and Expense Risk Charge	1.70%
Administrative Expense Charge	0.15%	Administrative Expense Charge	0.15%
Total Separate Account Charges	1.70%	Total Separate Account Charges	1.85%

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Other Annual Charges

Annual Contract Administrative Charge	$40
(Waived if contract value is $50,000 or more)

Variable Funding Option Expenses:

(as a percentage of average daily net assets of the funding option as of December 31, 2001, unless otherwise noted)

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement	Total Annual Operating Expenses (after expense reimbursement)

(to be added by amendment)
AIM Variable Insurance Funds, Inc.
AIM V.I. Value Fund
Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B*
Premier Growth Portfolio — Class B*
Credit Suisse Warburg Pincus Trust
Emerging Markets Portfolio
Delaware Group Premium Fund
REIT Series
Small Cap Value Series
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares
Small Cap Portfolio — Initial Shares
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2*
Mutual Shares Securities Fund — Class 2*
Templeton Developing Markets Securities Fund — Class 2*
Templeton International Securities Fund — Class 2*
Greenwich Street Series Fund
Appreciation Portfolio
Fundamental Value Portfolio
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares*
Growth and Income Portfolio — Service Shares*
International Growth Portfolio — Service Shares*
OCC Accumulation Trust
Equity Portfolio†
PIMCO Variable Insurance Trust
Total Return Bond Portfolio
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares*
Putnam VT Small Cap Value Fund — Class IB Shares*
Putnam VT Voyager II Fund — Class IB Shares*

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement	Total Annual Operating Expenses (after expense reimbursement)

(to be added by amendment)
Salomon Brothers Variable Series Fund Inc.
Capital Fund
Investors Fund
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II†
The Montgomery Funds III
Montgomery Variable Series: Growth Fund†
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio†
Disciplined Small Cap Stock Portfolio†
Federated High Yield Portfolio
Jurika & Voyles Core Equity Portfolio†
Large Cap Portfolio
Lazard International Stock Portfolio
MFS Emerging Growth Portfolio
MFS Mid Cap Growth Portfolio
MFS Research Portfolio
MFS Value Portfolio
Strategic Stock Portfolio†
U.S. Government Securities Portfolio
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio
Alliance Growth Portfolio
Smith Barney Aggressive Growth Portfolio
Smith Barney High Income Portfolio
Smith Barney Large Capitalization Growth Portfolio
Smith Barney Mid Cap Core Portfolio
Smith Barney Money Market Portfolio
Travelers Managed Income Portfolio
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares*
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2*

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer, or other service provider).

†	No longer available to new contract owners

(Footnotes to be added by amendment)

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2001, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The example also assumes that the $40 annual administrative charge is equivalent to 0.009% of the Separate Account contract value.

STANDARD DEATH BENEFIT WITH E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above with E.S.P. selected:

Underlying Funding Options	1 year	3 years	5 years	10 years

(to be added by amendment)
AIM Variable Insurance Funds, Inc
AIM V.I. Value Fund
Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio – Class B
Premier Growth Portfolio – Class B
Credit Suisse Warburg Pincus Trust
Emerging Markets Portfolio
Delaware Group Premium Fund
REIT Series
Small Cap Value Series
Dreyfus Variable Investment Fund
Appreciation Portfolio – Initial Shares
Small Cap Portfolio – Initial Shares
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2
Mutual Shares Securities Fund — Class 2
Templeton Developing Markets Securities Fund — Class 2
Templeton International Securities Fund — Class 2
Greenwich Street Series Fund
Appreciation Portfolio
Fundamental Value Portfolio
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares
Growth and Income Portfolio — Service Shares
International Growth Portfolio — Service Shares
OCC Accumulation Trust
Equity Portfolio†
PIMCO Variable Insurance Trust
Total Return Bond Portfolio — Administrative Class
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB
Putnam VT Small Value Fund — Class IB
Putnam VT Voyager II Fund — Class IB
Salomon Brothers Variable Series Fund Inc.
Capital Fund
Investors Fund
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio
Strong Variable Insurance Funds, Inc.
Strong Schafer Value Fund II†

Underlying Funding Options	1 year	3 years	5 years	10 years

(to be added by amendment)
The Montgomery Funds III
Montgomery Variable Series: Growth Fund†
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio†
Disciplined Small Cap Stock Portfolio†
Federated High Yield Portfolio
Jurika & Voyles Core Equity Portfolio†
Large Cap Portfolio
Lazard International Stock Portfolio
MFS Emerging Growth Portfolio
MFS Mid Cap Growth Portfolio
MFS Research Portfolio
MFS Value Portfolio
Strategic Stock Portfolio †
U.S. Government Securities Portfolio
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio
Alliance Growth Portfolio
Smith Barney Aggressive Growth Portfolio
Smith Barney High Income Portfolio
Smith Barney Large Capitalization Growth Portfolio
Smith Barney Mid Cap Core Portfolio
Smith Barney Money Market Portfolio
Travelers Managed Income Portfolio
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2

STANDARD DEATH BENEFIT WITHOUT E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above without E.S.P. selected:

Underlying Funding Options	1 year	3 years	5 years	10 years

(to be added by amendment)
AIM Variable Insurance Funds, Inc
AIM V.I. Value Fund
Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B
Premier Growth Portfolio — Class B
Credit Suisse Warburg Pincus Trust
Emerging Markets Portfolio
Delaware Group Premium Fund
REIT Series
Small Cap Value Series
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares
Small Cap Portfolio — Initial Shares
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2
Mutual Shares Securities Fund — Class 2
Templeton Developing Markets Securities Fund — Class 2
Templeton International Securities Fund — Class 2
Greenwich Street Series Fund
Appreciation Portfolio
Fundamental Value Portfolio
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares
Growth and Income Portfolio — Service Shares
International Growth Portfolio — Service Shares
OCC Accumulation Trust
Equity Portfolio†
PIMCO Variable Insurance Trust
Total Return Bond Portfolio -Administrative Class
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB
Putnam VT Small Value Fund — Class IB
Putnam VT Voyager II Fund — Class IB
Salomon Brothers Variable Series Fund Inc.
Capital Fund
Investors Fund
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio
Strong Variable Insurance Funds, Inc.
Strong Schafer Value Fund II†
The Montgomery Funds III
Montgomery Variable Series: Growth Fund†

Underlying Funding Options	1 year	3 years	5years	10 years

(to be added by amendment)
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio†
Disciplined Small Cap Stock Portfolio†
Federated High Yield Portfolio
Jurika & Voyles Core Equity Portfolio†
Large Cap Portfolio
Lazard International Stock Portfolio
MFS Emerging Growth Portfolio
MFS Mid Cap Growth Portfolio
MFS Research Portfolio
MFS Value Portfolio
Strategic Stock Portfolio †
U.S. Government Securities Portfolio
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio
Alliance Growth Portfolio
Smith Barney Aggressive Growth Portfolio
Smith Barney High Income Portfolio
Smith Barney Large Capitalization Growth Portfolio
Smith Barney Mid Cap Core Portfolio
Smith Barney Money Market Portfolio
Travelers Managed Income Portfolio
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2

ENHANCED DEATH BENEFIT WITH E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above with E.S.P. selected:

Underlying Funding Options	1 year	3 years	5 years	10 years

(to be added by amendment)
AIM Variable Insurance Funds, Inc
AIM V.I. Value Fund
Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B
Premier Growth Portfolio — Class B
Credit Suisse Warburg Pincus Trust
Emerging Markets Portfolio
Delaware Group Premium Fund
REIT Series
Small Cap Value Series
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares
Small Cap Portfolio — Initial Shares
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2
Mutual Shares Securities Fund — Class 2
Templeton Developing Markets Securities Fund — Class 2
Templeton International Securities Fund — Class 2
Greenwich Street Series Fund
Appreciation Portfolio
Fundamental Value Portfolio
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares
Growth and Income Portfolio — Service Shares
International Growth Portfolio — Service Shares
OCC Accumulation Trust
Equity Portfolio†
PIMCO Variable Insurance Trust
Total Return Bond Portfolio —Administrative Class
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB
Putnam VT Small Value Fund — Class IB
Putnam VT Voyager II Fund — Class IB
Salomon Brothers Variable Series Fund Inc.
Capital Fund
Investors Fund
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio
Strong Variable Insurance Funds, Inc.
Strong Schafer Value Fund II†
The Montgomery Funds III
Montgomery Variable Series: Growth Fund†

Underlying Funding Options	1 year	3 years	5 years	10 years

(to be added by amendment)
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio†
Disciplined Small Cap Stock Portfolio†
Federated High Yield Portfolio
Jurika & Voyles Core Equity Portfolio†
Large Cap Portfolio
Lazard International Stock Portfolio
MFS Emerging Growth Portfolio
MFS Mid Cap Growth Portfolio
MFS Research Portfolio
MFS Value Portfolio
Strategic Stock Portfolio †
U.S. Government Securities Portfolio
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio
Alliance Growth Portfolio
Smith Barney Aggressive Growth Portfolio
Smith Barney High Income Portfolio
Smith Barney Large Capitalization Growth Portfolio
Smith Barney Mid Cap Core Portfolio
Smith Barney Money Market Portfolio
Travelers Managed Income Portfolio
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2

ENHANCED DEATH BENEFIT WITHOUT E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above without E.S.P. selected:

Underlying Funding Options	1 year	3 years	5 years	10 years

(to be added by amendment)
AIM Variable Insurance Funds, Inc
AIM V.I. Value Fund
Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B
Premier Growth Portfolio — Class B
Credit Suisse Warburg Pincus Trust
Emerging Markets Portfolio
Delaware Group Premium Fund
REIT Series
Small Cap Value Series
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares
Small Cap Portfolio — Initial Shares
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2
Mutual Shares Securities Fund — Class 2
Templeton Developing Markets Securities Fund — Class 2
Templeton International Securities Fund — Class 2
Greenwich Street Series Fund
Appreciation Portfolio
Fundamental Value Portfolio
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares
Growth and Income Portfolio — Service Shares
International Growth Portfolio — Service Shares
OCC Accumulation Trust
Equity Portfolio†
PIMCO Variable Insurance Trust
Total Return Bond Portfolio — Administrative Class
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB
Putnam VT Small Value Fund — Class IB
Putnam VT Voyager II Fund — Class IB
Salomon Brothers Variable Series Fund Inc.
Capital Fund
Investors Fund
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio
Strong Variable Insurance Funds, Inc.
Strong Schafer Value Fund II†
The Montgomery Funds III
Montgomery Variable Series: Growth Fund†

Underlying Funding Options	1 year	3 years	5 years	10 years

(to be added by amendment)
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio†
Disciplined Small Cap Stock Portfolio†
Federated High Yield Portfolio
Jurika & Voyles Core Equity Portfolio†
Large Cap Portfolio
Lazard International Stock Portfolio
MFS Emerging Growth Portfolio
MFS Mid Cap Growth Portfolio
MFS Research Portfolio
MFS Value Portfolio
Strategic Stock Portfolio †
U.S. Government Securities Portfolio
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio
Alliance Growth Portfolio
Smith Barney Aggressive Growth Portfolio
Smith Barney High Income Portfolio
Smith Barney Large Capitalization Growth Portfolio
Smith Barney Mid Cap Core Portfolio
Smith Barney Money Market Portfolio
Travelers Managed Income Portfolio
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Marquis Portfolios is a contract between the contract owner ("you") and the Company. This is the prospectus — it is not the Contract. The prospectus simplifies many contract provisions to better communicate the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

Purchase Payments

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

The Variable Funding Options

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and contract owners should not compare t he two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. In addition, an affiliated broker-dealer may receive 12b-1 fees deducted from certain underlying fund assets for providing distribution, shareholder support and administrative services to some of the underlying funds.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds, Inc.
AIM V.I. Value Fund	Seeks to achieve long-term growth of capital by investing primarily in equity securities of undervalued companies. Income is a secondary objective.	AIM Advisers, Inc.
Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B	Seeks to achieve reasonable current income and reasonable opportunity for appreciation through invesments primarily in dividend-paying common stocks of good quality.	Alliance Capital Management, L.P. (“Alliance”)
Premier Growth Portfolio — Class B	Seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earning momentum.	Alliance Capital Management (“Alliance”)
Credit Suisse Warburg Pincus Trust
Emerging Markets Portfolio	Seeks long-term growth of capital by investing primarily in equity securities of non-U.S. issuers consisting of companies in emerging securities markets.	Credit Suisse Asset Management, LLC
Delaware Group Premium Fund
REIT Series — Standard Class	Seeks maximum long-term total return by investing in securities of companies primarily engaged in the real estate industry. Capital appreciation is a secondary objective.	Delaware Management Company, Inc.

Funding Option	Investment Objective	Investment Adviser/Subadviser
Small Cap Value Series — Standard Class	Seeks capital appreciation by investing in small to mid-cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market.	Delaware Management Company, Inc.
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	Seeks primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. The portfolio invests primarily in the common stocks of domestic and foreign insurers.	The Dreyfus Corporation Subadviser: Fayez Sarofim & Co.
Small Cap Portfolio — Initial Shares	Seeks to maximize capital appreciation by investing primarily in small-cap companies with total market values of less than $2 billion at the time of purchase.	The Dreyfus Corporation
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2	Seeks long-term capital growth. The Fund seeks to accomplish its objective by investing primarily (normally at least 65% of its assets) in equity securities of smaller capitalization growth companies.	Franklin Advisers, Inc.
Mutual Shares Securities Fund — Class 2	Seeks to achieve capital appreciation by investing primarily in equity securities of companies believed to be available at market prices less than their value based on certain recognized or objective criteria.	Franklin Mutual Advisers, LLC
Templeton Developing Markets Securities Fund — Class 2	Seeks long-term capital appreciation. The Fund seeks to achieve this objective by investing primarily (normally at least 65% of assets) in equity securities of issuers in countries having developing markets.	Templeton Asset Management Ltd.
Templeton International Securities Fund — Class 2	Seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental.	Templeton Investment Counsel, Inc.
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long term appreciation of capital by investing primarily in equity securities.	Smith Barney Fund Management LLC (“SBFM”)
Fundamental Value Portfolio	Seeks long term capital growth with current income as a secondary objective.	SBFM
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	Seeks long-term capital growth by investing primarily in common stocks selected for their growth potential, normally investing at least 50% in the equity assets of medium-sized companies.	Janus Capital
Growth and Income Portfolio — Service Shares	Seeks long-term capital growth and current income, with an investment emphasis on common stocks.	Janus Capital
International Growth Portfolio — Service Shares	Seeks long-term capital growth by normally investing at least 65% of its total assets in securities of foreign issuers.	Janus Capital
PIMCO Variable Insurance Trust
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	Seeks capital appreciation by investing mostly in common stocks of companies outside the United States.	Putnam Investment Management, Inc. (“Putnam”)
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation by investing mainly in common stocks of U.S. companies with a focus on value stocks.	Putnam

Funding Option	Investment Objective	Investment Adviser/Subadviser
Total Return Bond Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing primarily in investment-grade debt securities.	Pacific Investment Management Company LLC
Putnam VT Voyager II Fund — Class IB Shares	Seeks capital appreciation by investing mainly in common stocks of U.S. companies with a focus on growth stocks.	Putnam
Salomon Brothers Variable Series Fund, Inc.
Capital Fund	Seeks capital appreciation, primarily through investments in common stocks which are believed to have above-average price appreciation potential and which may involve above average risk.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund	Seeks long-term growth of capital, and, secondarily, current income, through investments in common stocks of well-known companies.	SBAM
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation by investing primarily in U.S. common stocks and other equity securities, typically of established companies with large market capitalization.	SBFM
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation by investing principally in common stock, with emphasis on medium-sized and smaller emerging growth companies.	Travelers Investment Adviser (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long-term growth of capital. Current income is only an incidental consideration. The Portfolio invests predominantly in equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the U.S. economy over time.	TIA Subadviser: Alliance Capital Management L.P.
Smith Barney Aggressive Growth Portfolio	Seeks capital appreciation by investing primarily in common stocks of companies that are experiencing, or have the potential to experience, growth of earnings, or that exceed the average earnings growth rate of companies whose securities are included in the S&P 500.	SBFM
Smith Barney High Income Portfolio	Seeks high current income. Capital appreciation is a secondary objective. The Portfolio will invest at least 65% of its assets in high-yielding corporate debt obligations and preferred stock.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long-term growth of capital by investing in equity securities of companies with large market capitalizations.	SBFM
Smith Barney Mid Cap Core Portfolio	Seeks long-term growth of capital by investing primarily in equity securities of medium-sized companies with market capitalizations between $1 billion and $5 billion at the time of investment.	SBFM
Smith Barney Money Market Portfolio	Seeks maximum current income and preservation of capital.	SBFM
Travelers Managed Income Portfolio	Seeks high current income consistent with prudent risk of capital through investments in corporate debt obligations, preferred stocks, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.	TIA Subadviser: Travelers Asset Management International Corporation (“TAMIC”)
The Travelers Series Trust
Federated High Yield Portfolio	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities.	TAMIC Subadviser: Federated Investment Counseling, Inc.

Funding Option	Investment Objective	Investment Adviser/Subadviser
Large Cap Portfolio	Seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations.	TAMIC Subadviser: Fidelity Management & Research Co. (“FMR”)
Lazard International Stock Portfolio	Seeks capital appreciation by investing primarily in the equity securties of non-United States companies (i.e., incorporated or organized outside the United States).	TAMIC Subadviser: Lazard Asset Management
MFS Emerging Growth Portfolio	Seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the MFS Portfolio’s investment objective.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Mid Cap Growth Portfolio	Seeks to obtain long-term growth of capital by investing, under normal market conditions, at least 65% of its total assets in equity securities of companies with medium market capitalization which the investment adviser believes have above-average growth potential.	TAMIC Subadviser: Massachusetts Financial Services Company (“MFS”)
MFS Research Portfolio	Seeks to provide long-term growth of capital and future income.	TAMIC Subadviser: MFS
MFS Value Portfolio	Seeks to achieve capital appreciation and reasonable income by investing primarily in income producing securities of companies that the subadviser believes are undervalued in the market relative to their long-term potential.	TAMIC Subadviser: MFS
Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares	Seeks capital appreciation by investing primarily in common stocks of companies considered to be emerging growth companies.	Van Kampen Asset Management Inc.
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	Seeks long-term capital growth by investing in equity securities of U.S. companies with market capitalizations below the top 1,000 stocks of the equity market. Under normal circumstances, at least 65% of the fund’s total assets will be invested in such companies. Dividend income, if any, is incidental to this investment objective.	Citi Fund Management, Inc.
Variable Insurance Products III
Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital and income by investing primarily in income-producing equity securities, including common stocks and convertible securities.	FMR
U.S. Government Securities Portfolio	Seeks to select investments from the point of view of an investor concerned primarily with the highest credit quality, current income and total return. The assets of the Portfolio will be invested in direct obligations of the United States, its agencies and instrumentalities.	TAMIC

______________

†	No longer available to new contract owners.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts;
    the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners,

    the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, asset allocation and systematic withdrawal programs);
    administration of the annuity options available under the Contracts; and
    the distribution of various reports to contract owners.

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts, sales and marketing expenses including commission payments to your sales agent, and other costs of doing business.

Risks we assume include:

    that annuitants may live longer than estimated when the annuity factors under the Contracts were established;
    that the amount of the death benefit will be greater than the contract value, and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transfer Charge

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

Administrative Charges

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

             (1)   from the distribution of death proceeds;

             (2)   after an annuity payout has begun, or

             (3)   if the contract value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called “sub-account administrative charge”) on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, the M&E charge is 1.55% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.70% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

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E.S.P. Charge

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the variable funding options. The charge equals, on an annual basis, 0.25% of the amounts held in each funding option.

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Variable Funding Option Expenses

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

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1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage contract owners. In making this determination, we will consider, among other things, the following factors:

    the total dollar amount being transferred;
    the number of transfers you made within the previous three months;
    whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
    whether your transfers are part of a group of transfers made by a third party on behalf of the individual contract owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things:

    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.
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Future Modifications. We will continue to monitor the transfer activity occurring among the variable funding options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all contract owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of contract owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We reserve the right to charge a $10.00 fee for any transfer request which exceeds twelve per year. None of these restrictions are applicable to transfers made under an asset allocation program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the maturity date, you may make transfers only if allowed by your Contract or with our consent. These restrictions are subject to any state law requirements.

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ASSET ALLOCATION PROGRAM

Under the asset allocation program, your purchase payments are allocated among a set of funding options based on asset allocation models, which were designed by Ibbotson Associates. Your asset allocation model will be based on your responses to a personal profile questionnaire that measures your personal investment risk tolerance, investment time horizon, financial goals and other factors. If you elect to participate in the asset allocation program, initial and additional purchase payments will be allocated among the model and funding options you select. Although you may only use one model at a time, you may elect to change your selection as your tolerance for risk and/or your needs and objectives change. You may use a questionnaire that we offer to determine the model that best meets your risk tolerance and time horizons.

From time to time, Ibbotson Associates reviews the models and may find that asset allocations within a particular model may need to be changed. We will notify you regarding any such change.

In order to participate in this program, you will need to complete the required questionnaire. All Travelers Marquis Portfolios Contract features will continue to apply. Contact your Financial Consultant for additional information.

ACCESS TO YOUR MONEY

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any premium tax not previously deducted. Unless you submit a written request specifying the variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Systematic Withdrawals

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

Contract Owner (you, your). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified Contracts. You have sole power during the annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional purchase payments.

Joint Owner. For nonqualified Contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the variable funding options, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

Annuitant

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

Contingent Annuitant

You may name one individual as a contingent annuitant. A contingent annuitant may not be changed, deleted or added to the Contract after the contract date. If the annuitant dies prior to the maturity date, and the contingent annuitant is still living;

    the death benefit will not be payable upon the annuitant's death the contingent annuitant becomes the annuitant
    all other rights and benefits will continue in effect

When a contingent annuitant becomes the annuitant, the maturity date remains the same as previously in effect.

DEATH BENEFIT

Before the maturity date, generally, a death benefit is payable when either the annuitant or a contract owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or (3) election of spousal and/or beneficiary contract continuance (“death report date”).

We must be notified of the annuitant’s death no later than six months from the date of death in order to pay the death proceeds as described under “Death Proceeds Before the Maturity Date.” If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any applicable premium tax.

Death Proceeds Before the Maturity Date

Note:	If the owner dies before the annuitant, the death benefit is recalculated replacing all references to “annuitant” with “owner.”

Standard Death Benefit

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1) or (2) below, each reduced by any applicable premium tax or withdrawals not previously deducted:

(1)	the contract value; or

(2)	the total purchase payments made under the Contract.

Enhanced Death Benefit

We will pay to the beneficiary the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or withdrawals not previously deducted:

(1)	the contract value; or

(2)	the total purchase payments made under the Contract; or

(3)	the step-up value (if any, as described below)

Step-Up Value. The step-up value will initially equal the contract value on that anniversary. When you make an additional purchase payment, we will increase the step-up value by the amount of that purchase payment. When you make a withdrawal, the step-up value will be reduced by a partial surrender reduction as described below. On each Contract anniversary before the annuitant’s 80th birthday and before the annuitant’s death, if the contract value is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the annuitant’s 80th birthday will be those related to additional purchase payments or withdrawals.

Partial Surrender Reduction. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value, multiplied by (2) the amount of the withdrawal, divided by (3) the contract value before the withdrawal.

For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

             50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

             50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

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Enhanced Stepped-Up Provision ("E.S.P."). (This provision is not available to a customer when either the annuitant or owner is age 76 or older on the rider effective date.) The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the death report date will equal the death benefit described above plus the greater of zero or the following amount:

If the annuitant is younger than age 70 on the rider effective date, 40% of the lesser of: (1) 200% of the modified purchase payments excluding purchase payments that are both received after the first rider effective date anniversary and within 12 months of the death report date, or (2) your contract value minus the modified purchase payments, calculated as of the death report date; or

If the annuitant is between the ages of 70 and 75 on the rider effective date, 25% of the lesser of: (1) 200% of the modified purchase payments excluding purchase payments that are both received after the first rider effective date anniversary and within 12 months of the death report date, or (2) your contract value minus the modified purchase payments, calculated as of the death report date.

The initial modified purchase payment is equal to the contract value as of the rider effective date. Whenever a purchase payment is made after the rider effective date, the modified purchase payment(s) are increased by the amount of the purchase payment. Whenever a partial surrender is taken after the rider effective date, the modified purchase payment(s) are reduced by a partial surrender reduction as described below.

The partial surrender reduction is equal to: (1) the modified purchase payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the contract value immediately prior to the partial surrender.

For example, assume your current modified purchase payment is $50,000 and that your current contract value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified purchase payment as follows:

             50,000 X (10,000/55,000) = 9,090

You new modified purchase payment would be $50,000 - $9,090 = 40,910

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your current modified purchase payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified purchase payment as follows:

             50,000 X (10,000/30,000) = 16,666

Your new modified purchase payment would be 50,000 - 16,666 = $33,334

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Payment of Proceeds

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless. . .	Mandatory Payout Rules Apply*
Owner (who is not the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary is the contract owner’s spouse and the spouse elects to continue the contract as the new owner rather than receive the distribution.	Yes
Owner (who is the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary is the contract owner’s spouse and the spouse elects to continue the contract as the new owner rather than receive the distribution.	Yes
Non-spousal Joint Owner (who is not the annuitant)	The surviving joint owner.		Yes
Non-spousal Joint Owner (who is the annuitant)	The beneficiary(ies), or if none, to the surviving joint owner.	Unless the beneficiary is the contract owner’s spouse and elects to continue the contract. Or, unless there is a contingent annuitant. Then, the contingent annuitant becomes the annuitant and the proceeds will be paid to the surviving joint owner.	Yes
Spousal Joint Owner (who is not the annuitant)	The surviving joint owner.	Unless the surviving joint owner is the spouse and elects to continue the contract.	Yes
Spousal Joint Owner (who is the annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	Unless the beneficiary/surviving joint owner is the contract owner’s spouse and the spouse elects to continue the contract.
		A spouse who is not the beneficiary may decline to receive the proceeds or to continue the contract and instruct the Company to pay the beneficiary.	Yes
Annuitant (who is not the contract owner)	The beneficiary (ies), or if none, to the contract owner.	Unless, the beneficiary is the contract owner’s spouse and the spouse elects to continue the contract as the new owner rather than receive the distribution. Or unless, there is a contingent annuitant. Then, the contingent annuitant becomes the annuitant and the contract continues in effect (generally using the original maturity date). The proceeds will then be paid upon the death of the contingent annuitant or owner.	Yes

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Annuitant (who is the contract owner)	See death of “owner who is the annuitant” above.		Yes
Annuitant (where owner is a nonnatural person/trust)	The beneficiary (ies) (e.g. the trust) or if none, to the owner.		Yes (Death of annuitant is treated as death of the owner in these circumstances.)
Contingent Annuitant (assuming annuitant is still alive)	No death proceeds are payable; contract continues.		N/A
Beneficiary	No death proceeds are payable; contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the Contract as allowed under the Spousal Contract Continuance provision described below within one year of death. If mandatory distributions have begun, the 5 year payout option is not available.

Qualified Contracts

Before the Maturity Date, Upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply (See * Above)
Owner / Annuitant	The beneficiary (ies), or if none, to the contract owner’s estate.		Yes

Beneficiary	No death proceeds are payable; contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

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Spousal Contract Continuance (Subject to Availability — Does Not Apply if a Non-Spouse is a Joint Owner)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the annuitant and your spouse elects to continue the Contract, your spouse will be named the annuitant as of the death report date.

If your spouse elects to continue the Contract as contract owner, the death benefit will be calculated as of the death report date. If the contract value is less than the calculated death benefit, the contract value will be increased to equal the death benefit. This amount is referred to as the adjusted contract value. Any difference between the contract value and the adjusted contract value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the death report date.

Any premium paid before the death report date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments made to the Contract after the death report date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the death report date as if your spouse had purchased the Contract with the adjusted contract value on the death report date. This spousal contract continuance is available only once for each Contract.

Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries)

If you die before the maturity date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of date of your death (more than $1,000,000 is subject to home office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract as a contract owner, the death benefit will be calculated as of the death report date The initial contract value of the continued contract (the "adjusted contract value") will equal the greater of the contract value or the death benefit calculated on the death report date, and will be allocated to the funding options in the same proportion as prior to the death report date.

The beneficiary who continues the contract will be granted the the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownerhip
    take a loan
    made additional purchase payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the death report date without a withdrawal charge. All other fees and charges applicable to the original contract will also apply to the continued contract. All benefits and features of the continued contract will be based on the beneficiary's age on the death report date as if the beneficiary had purchased the Contract with the adjusted contract value on the death report date.

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Death Proceeds after the Maturity Date

If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before we make annuity payments. Not all op tions may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant’s 90th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the maturity date you elect may not be later than the annuitant’s 90th birthday.)

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified Contracts upon either the later of the contract owner’s attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See “Transfers.”)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option, and factor in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payments will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

PAYMENT OPTIONS

Election of Options

While the annuitant is alive, you can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

During the annuitant’s lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the contract value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options. Options 1 through 4 are available for both fixed and/or variable annuities. Option 5 is only available for fixed annuities.

Option 1 — Life Annuity — No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Payment for a Fixed Period. The Company will make monthly payments for the period selected.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $2,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the cash surrender value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Separate Account TM and Separate Account TM II, respectively. Both Separate Account TM and Separate Account TM II were established on November 5, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Separate Account TM and Separate Account TM II for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s variable funding options. We may advertise the “standardized average annual total returns” of the variable funding option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a qualified Contract. Some examples of qualified Contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the progra ms described above, your Contract is referred to as nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See “Penalty Tax for Premature Distributions” below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law.

The Contract provides one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase price or contract value. It is possible that the IRS may take a position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such an optional death benefit should be treated as a taxable withdrawal, you should consult your tax adviser before selecting any rider or endorsement to the Contract.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

The Contract includes one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase payments or contract value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability, whether a death benefit such as the optional death benefit(s) in the Contract comports with IRA qualification requirements. Although the Company regards the optional enhanced death benefit as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. You should consult your tax adviser prior to selecting any optional enhanced death benefit for an IRA.

Penalty Tax for Premature Distributions

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract or the first page of the Summary of this prospectus to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

Financial Statements

The financial statements for the Company and its separate account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, contract value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

Voting Rights

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to policy owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

The Travelers Insurance Company

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc. et al, was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violation of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. The plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court’s decision. Later in December 1998, defendants petitioned the Georgia Supreme Court to hear the appeal from the decision of the Court of Appeals, which was granted in May 1999. In Sept ember 1999, the Georgia Supreme Court affirmed the Georgia County Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.

The Travelers Life and Annuity Company

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

APPENDIX A — CONDENSED FINANCIAL INFORMATION

(to be added by amendment)

A-1

APPENDIX B — CONDENSED FINANCIAL INFORMATION

(to be added by amendment)

B-1

APPENDIX C

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2002 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21254S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21255S.

Name:
Address:

C-1

THIS PAGE INTENTIONALLY LEFT BLANK.

L-21254	May 1, 2002

TRAVELERS MARQUIS PORTFOLIOS

STATEMENT OF ADDITIONAL INFORMATION

dated

May 1, 2002

for

THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES

ISSUED BY

THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2002. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183-9061, by calling 1-800-842-8573 or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.

TABLE OF CONTENTS

THE INSURANCE COMPANY	2

PRINCIPAL UNDERWRITER	2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT	2

VALUATION OF ASSETS	2

PERFORMANCE INFORMATION	3

FEDERAL TAX CONSIDERATIONS	8

INDEPENDENT ACCOUNTANTS	11

FINANCIAL STATEMENTS	F-1
1

THE INSURANCE COMPANY

             The Travelers Insurance Company (the “Company”) is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183, and its telephone number is (860) 277-0111.

             The Company is a wholly owned subsidiary of The Travelers Insurance Group Inc., an indirect, wholly owned subsidiary of Citigroup Inc. (“Citigroup”), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup’s activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

             State Regulation. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the “Commissioner”). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company’s books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

             The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

             The Separate Account. Separate Account TM meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Separate Account TM are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.

PRINCIPAL UNDERWRITER

             Travelers Distribution LLC (“TDLLC”) serves as principal underwriter for Separate Account TM and the Contracts. The offering is continuous. TDLLC’s principal executive offices are located at One Tower Square, Hartford, Connecticut. TDLLC is affiliated with the Company and Separate Account TM.

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

             Under the terms of the Distribution and Principal Underwriting Agreement among Separate Account TM, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

VALUATION OF ASSETS

             Funding Options: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

             Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

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             Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

             Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by “marking to market” (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) “Marking to market” takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

             The Contract Value: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

             (a) = investment income plus capital gains and losses (whether realized or unrealized);

             (b) = any deduction for applicable taxes (presently zero); and

             (c) = the value of the assets of the funding option at the beginning of the valuation period.

             The gross investment rate may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the valuation period.

             Accumulation Unit Value. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

             Annuity Unit Value. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is 1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

PERFORMANCE INFORMATION

             From time to time, the Company may advertise several types of historical performance for the Funding Options of Separate Account TM. The Company may advertise the “standardized average annual total returns” of the Funding Options available through the Separate Account, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the “nonstandardized total returns,” as described below:

             STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is allocated to the Funding Option, and then related to ending redeemable values over one-, five- and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the “since inception” total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets per contract sold under the Prospectus to which this SAI relates.

3

             NONSTANDARDIZED METHOD. Nonstandardized “total returns” will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Additionally, cumulative and year-to-date returns may also be shown. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

             For Funding Options that were in existence prior to the date they became available under Separate Account TM, the nonstandardized average annual total return quotations will reflect the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held available under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

             Average annual total returns for each of the Funding Options available under Separate Account TM computed according to the standardized and nonstandardized methods for the periods ending December 31, 2001 are set forth in the following table. (to be added by amendment)

4

Travelers Marquis

Standardized Performance as of 12/31/01

Standard Death Benefit	Enhanced Death Benefit

	Inception Date	1 Year	5 Years	10 Years or Inception	1 Year	5 Year	10 Years or Inception

EQUITY PORTFOLIOS
Warburg Pincus Emerging Markets Portfolio	7/28/98
Templeton Developing Markets Securities Fund-Class 2*	7/31/98
Templeton International Securities Fund-Class 2*	7/29/98
Lazard International Stock Portfolio	7/28/98
Janus Aspen International Growth Portfolio-Service Shares*	5/1/00
Franklin Small Cap Fund-Class 2*	7/29/98
Dreyfus VIF Small Cap Portfolio	7/29/98
Travelers Disciplined Small Cap Stock Portfolio	7/28/98
Delaware Small Cap Value Series	7/31/98
Delaware Investments REIT Series	7/28/98
Janus Aspen Aggressive Growth Portfolio-Service Shares*	5/1/00
MFS Mid Cap Growth Portfolio	5/1/00
Travelers Disciplined Mid Cap Stock Portfolio	7/28/98
Dreyfus VIF Appreciation Portfolio	7/31/98
Smith Barney Large Cap Growth Portfolio	7/28/98
Large Cap Portfolio (Fidelity)	7/28/98
OCC Accumulation Trust Equity Portfolio	7/29/98
Salomon Brothers Variable Investors Fund	7/29/98
NWQ Large Cap Portfolio	7/28/98
FIXED INCOME PORTFOLIOS:
Smith Barney High Income Portfolio	7/28/98
Travelers U.S. Government Securities Portfolio	7/29/98
Travelers Managed Income Portfolio	7/28/98
Smith Barney Money Market Portfolio	7/29/98
NON-STYLE SPECIFIC PORTFOLIOS:
AIM Capital Appreciation Portfolio	7/29/98
Janus Aspen Growth and Income-Service Shares*	5/1/00
Jurika & Voyles Core Equity Portfolio	8/25/98
MFS Research Portfolio	7/28/98
Montgomery Variable Series: Growth Fund	8/4/98
Smith Barney Aggressive Growth Portfolio	5/1/00
Strong Schafer Value Fund II	7/28/98
Strategic Stock Portfolio	7/28/98
5

Travelers Marquis

Nonstandardized Performance as of 12/31/01

Standard Death Benefit	Enhanced Death Benefit

	Inception Date	YTD	1 Year	3 Years	5 Years	Since Inception	YTD	1 Year	3 Years	5 Years	Since Inception

EQUITY PORTFOLIOS:
Warburg Pincus Emerging Markets Portfolio	12/31/97
Templeton Developing Markets Securities Fund-Class 2*	2/16/96
Templeton International Securities Fund-Class 2*	5/1/92
Lazard International Stock Portfolio	8/1/96
Janus Aspen International Growth Portfolio-Service Shares*	5/2/94
Franklin Small Cap Fund-Class 2*	5/1/98
Dreyfus VIF Small Cap Portfolio	8/31/90
Travelers Disciplined Small Cap Stock Portfolio	5/1/98
Delaware Small Cap Value Series	12/23/93
Delaware Investments REIT Series	5/6/98
Janus Aspen Aggressive Growth Portfolio-Service Shares*	9/13/93
MFS Mid Cap Growth Portfolio	3/23/98
Travelers Disciplined Mid Cap Stock Portfolio	4/1/97
Dreyfus VIF Appreciation Portfolio	4/5/93
Smith Barney Large Cap Growth Portfolio	5/1/98
Large Cap Portfolio (Fidelity)	8/30/96
OCC Accumulation Trust Equity Portfolio	8/1/88
Salomon Brothers Variable Investors Fund	2/17/98
NWQ Large Cap Portfolio	7/28/98
FIXED INCOME PORTFOLIOS:
Smith Barney High Income Portfolio	6/22/94
Travelers U.S. Government Securities Portfolio	1/24/92
Travelers Managed Income Portfolio	6/28/94
Smith Barney Money Market Portfolio	6/20/94
Smith Barney Money Market Porfolio-7 Day Yield	This yield quotation more closely reflects the current earnings of this fund.

6

Travelers Marquis

Nonstandardized Performance as of 12/31/01

Standard Death Benefit	Enhanced Death Benefit

	Inception Date	YTD	1 Year	3 Years	5 Years	Since Inception	YTD	1 Year	3 Years	5 Years	Since Inception

NON-STYLE SPECIFIC PORTFOLIOS:
AIM Capital Appreciation Portfolio	10/10/95
Janus Aspen Growth and Income Portfolio-Service Shares*	5/1/98
Jurika & Voyles Core Equity Portfolio	7/20/98
MFS Research Portfolio	3/23/98
Montgomery Variable Series: Growth Fund	2/9/96
Smith Barney Aggressive Growth Portfolio	11/1/99
Strong Schafer Value Fund II	10/10/97
Strategic Stock Portfolio	5/1/98

The inception date is the date that the underlying fund commenced operations.

*	These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

7

FEDERAL TAX CONSIDERATIONS

             The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

Mandatory Distributions for Qualified Plans

             Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan, or a Section 403(b) annuity, attains age 70½ or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70½. Distributions must also begin or be continued according to required patterns following the death of the contract owner or the annuitant.

Nonqualified Annuity Contracts

             Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), the increases in value attributable to purchase payments made after February 28, 1986 are generally includable in income annually. Furthermore, for contracts issued after April 22, 1987, all deferred increases in value will be includable in the income of a contract owner when the contract owner transfers the contract without adequate consideration.

             If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

             Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract a s security for a loan will be treated as a cash distribution under the tax law.

             In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced.

8

Individual Retirement Annuities

             To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.

             The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $35,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE Plan IRA Form

             Effective January 1, 1997, employers may establish a savings incentive match plan for employees (“SIMPLE plan”) under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to $6,000. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution of 100% on the first 3% or 7% contribution for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

Roth IRAs

             Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

             Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59½, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

Qualified Pension and Profit-Sharing Plans

             Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

             Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant’s “investment in the contract” is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

             The contract includes an optional death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser.

9

Section 403(b) Plans

             Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code.

             The contract includes an optional death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

             Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59½, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Federal Income Tax Withholding

             The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1.	Eligible Rollover Distribution from Section 403(b) Plans or Arrangements or from Qualified Pension and Profit-Sharing Plans

  There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

(a)	a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

(b)	a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

(c)	a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70½ or as otherwise required by law, or

(d)	the distribution is a hardship distribution.

  A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.	Other Non-Periodic Distributions (full or partial redemptions)

  To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3.	Periodic Distributions (distributions payable over a period greater than one year)

  The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes

10

  withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2002, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $______ or less per year, will generally be exempt from periodic withholding.

  Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

  Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.

INDEPENDENT ACCOUNTANTS

             The consolidated financial statements of The Travelers Insurance Company and subsidiaries as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001, included herein, and the financial statements of The Travelers Separate Account TM for Variable Annuities as of December 31, 2001 and 2000 and for the year ended December 31, 2001, also included herein, have been included in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

11

TRAVELERS MARQUIS PORTFOLIOS

STATEMENT OF ADDITIONAL INFORMATION

SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES

Individual Variable Annuity Contract
issued by

The Travelers Life and Annuity Company
One Tower Square
Hartford, Connecticut 06183

L-21254S	May 2002

PART C

Other Information

Item 24.	Financial Statements and Exhibits

(a)	The financial statements of the Registration and the Report of Independent Accountants thereto will be provided in a subsequent Post-Effective Amendment.

The consolidated financial statements of The Travelers Insurance Company and Subsidiaries and the report of Independent Accountants will be provided in a subsequent Post-Effective Amendment.

(b)	Exhibits

1.	Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed November 13, 1997.)

2.	Not Applicable.

3(a).	Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

3(b).	Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 4 the Registration Statement on Form N-4, File No. 333-27689 filed April 6, 2001.)

4.	Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

5.	Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

6(a).	Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, filed November 13, 1997.)

6(b).	By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, filed November 13, 1997.)

8.	Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-96521 filed May 24, 2000.)

9.	Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed November 13, 1997.)

10.	Consent of Independent Certified Public Accountants. To be filed in a subsequent Post-Effective amendment.

13.	Computation of Total Return Calculations - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed April 12, 2000.)

15.	Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William R. Hogan. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 3 to the Registration Statement filed April 10, 2001.)

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Insurance Company

George C. Kokulis*	Director, President and Chief Executive Officer

Glenn D. Lammey*	Director, Executive Vice President, Chief Financial Officer, Chief Accounting Officer

Stuart Baritz***	Senior Vice President

William H. Heyman**	Senior Vice President

William R. Hogan*	Director, Senior Vice President

Madelyn J. Lankton	Senior Vice President and Chief Information Officer

Marla Berman Lewitus*	Director, Senior Vice President and General Counsel

Brendan Lynch*	Senior Vice President

Warren H. May*	Senior Vice President

Laura A. Pantaleo***	Senior Vice President

Kathleen Preston*	Senior Vice President

David A. Tyson*	Senior Vice President

F. Denney Voss**	Senior Vice President

David A. Golino*	Vice President and Controller

Donald R. Munson, Jr.*	Vice President

Tim W. Still*	Vice President

Linn K. Richardson*	Second Vice President and Actuary

Paul Weissman*	Second Vice President and Actuary

Ernest J. Wright*	Vice President and Secretary

Kathleen A. McGah*	Assistant Secretary and Deputy General Counsel

Principal Business Address:

*	The Travelers Insurance Company One Tower Square Hartford, CT 06183	**	Citigroup Inc. 399 Park Avenue New York, N.Y. 10048

***	Travelers Portfolio Group 2 Tower Center East Brunswick, NJ 08816

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

To be filed in a subsequent Post-Effective Amendment

Item 27.	Number of Contract Owners

To be filed in a subsequent Post-Effective Amendment

Item 28.	Indemnification

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes (“C.G.S.”) regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation’s obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Travelers Distribution LLC One Tower Square Hartford, CT 06183

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers F und UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account.

(b)	Name and Principal Business Address*	Positions and Offices With Underwriter

	William R. Hogan	Board of Manager

	Glenn D. Lammey	Board of Manager

	William F. Scully III	Board of Manager

	Donald R. Munson, Jr.	Board of Manager, President, Chief Executive Officer and Chief Operating Officer

	Tim W. Still	Vice President

	Anthony Cocolla	Vice President

	William A. Asteriades	Treasurer and Chief Financial Officer

	Cynthia P. Macdonald	General Counsel and Secretary

	Kathleen A. McGah	Assistant secretary

	William D. Wilcox	Assistant Secretary

	Ernest J. Wright	Assistant Secretary

	Alison K. George	Chief Compliance Officer

	John J. Williams, Jr.	Director, Assistant Compliance Officer

______________

*	The busisness address for all the above is: One Tower Square, Hartford, CT 06183

(c)	Not Applicable

Item 30.	Location of Accounts and Records

(1)	The Travelers Insurance Company One Tower Square Hartford, Connecticut 06183

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

The undersigned Registrant hereby undertakes:

(a)	To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b)	To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a).	That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 27th day of February, 2002

THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
(Registrant)

THE TRAVELERS INSURANCE COMPANY
(Depositor)

By:	*GLENN D. LAMMEY

Glenn D. Lammey, Chief Financial Officer, Chief Accounting Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 27th day of February, 2002.

*GEORGE C. KOKULIS (George C. Kokulis)	Director, President and Chief Executive Officer (Principal Executive Officer)

*GLENN D. LAMMEY (Glenn D. Lammey)	Director, Chief Financial Officer, Chief Accounting Officer Principal Financial Officer)

*MARLA BERMAN LEWITUS (Marla Berman Lewitus)	Director

*WILLIAM R. HOGAN (William R. Hogan)	Director

*By:    /s/Ernest J. Wright, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing
None